Financial Investments - Summary of Financial Investments (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Amortized cost	$ 350.5	$ 79.4
Fair value through other comprehensive income	194.7	541.0
Fair value through profit or loss	119.2	196.0
Total	664.4	816.4
Amortized cost, current portion	180.5	13.8
Amortized cost,non-current	170.0	65.6
Fair value through other comprehensive income, current portion	194.7	541.0
Fair value through profit or loss, current portion	119.2	196.0
Current portion, total	494.4	750.8
Non-current, total	170.0	65.6
Public securities [Member]
Disclosure of financial assets [line items]
Amortized cost	66.7	51.6
Total	66.7	51.6
Private securities [member]
Disclosure of financial assets [line items]
Amortized cost	105.0
Total	105.0	0.0
Structured Notes [member]
Disclosure of financial assets [line items]
Amortized cost	0.0	14.1
Fair value through profit or loss	0.0	79.0
Total	0.0	93.1
Investment funds [member]
Disclosure of financial assets [line items]
Fair value through profit or loss	22.7	22.1
Total	22.7	22.1
Fixed-Term Deposits [member]
Disclosure of financial assets [line items]
Amortized cost	178.8	13.7
Fair value through other comprehensive income	194.7	541.0
Total	373.5	554.7
Other Financial Instruments [member]
Disclosure of financial assets [line items]
Fair value through profit or loss	96.5	94.9
Total	$ 96.5	$ 94.9